GENERAL AND ADMINISTRATIVE EXPENSES	12 Months Ended
Dec. 31, 2019
GENERAL AND ADMINISTRATIVE EXPENSES
GENERAL AND ADMINISTRATIVE EXPENSES

28.  GENERAL AND ADMINISTRATIVE EXPENSES

The breakdown of general and administrative expenses is as follows:

	2017	2018	2019
Allowance for expected credit losses	1,494	2,208	1,899
General expenses	1,449	1,792	1,651
Professional fees	498	823	793
Training, education, and recruitment	531	463	461
Travelling	475	415	410
Meeting	241	233	276
Social contribution	197	181	200
Collection expenses	135	157	176
Others	240	322	341
Total	5,260	6,594	6,207

Refer to Note 32 for details of related parties transactions.